Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 194,259	$ 29,002	¥ 260,593
Restricted cash	118,796	17,736	72,189
Accounts receivable, net	59,507	8,884	55,154
Short-term investments	5,000	746
Other receivables and current assets	14,298	2,135	14,669
Amount due from related parties	2,895	432	721
Total current assets	394,755	58,935	403,326
Property and equipment, net	9,156	1,367	10,018
Intangible assets, net	1,114	166	1,599
Long-term prepayments	551	82	43
Deferred tax assets	23,978	3,580	21,588
Right-of-use assets	34,382	5,134	31,329
Total assets	463,936	69,264	467,903
Current liabilities:
Accounts payable (including the consolidated VIEs amount without recourse to the Company of RMB12,863 and RMB11,125 as of June 30, 2021 and 2022, respectively)	11,668	1,742	12,299
Investors’ deposit (including the consolidated VIEs amount without recourse to the Company of RMB72,189 and RMB118,796 as of June 30, 2021 and 2022, respectively)	118,796	17,736	72,189
Other payables and accrued expenses (including the consolidated VIEs amount without recourse to the Company of RMB57,857 and RMB 62,479 as of June 30, 2021 and 2022, respectively)	19,445	2,903	19,124
Lease liabilities, current (including the consolidated VIEs amount without recourse to the Company of RMB7,659 and RMB4,855 as of June 30, 2021 and 2022, respectively)	11,889	1,775	13,705
Income taxes payable (including the consolidated VIEs amount without recourse to the Company of RMB1,106 and RMB3,536 as of June 30, 2021 and 2022, respectively)	3,536	528	875
Other tax liabilities, current (including the consolidated VIEs amount without recourse to the Company of RMB10,940 and RMB nil as of June 30, 2021 and 2022, respectively)			12,100
Amount due to related parties (including the consolidated VIEs amount without recourse to the Company of nil and RMB292 as of June 30, 2021 and 2022, respectively)	292	44
Advance receipts from related parties (including the consolidated VIEs amount without recourse to the Company of nil and nil as of June 30, 2021 and 2022, respectively)	1,500	224
Total current liabilities	167,126	24,952	130,292
Other tax liabilities, non-current (including the consolidated VIEs amount without recourse to the Company of RMB nil and RMB11,730 as of June 30, 2021 and 2022, respectively)	13,500	2,015
Lease liabilities, non-current (including the consolidated VIEs amount without recourse to the Company of RMB7,351 and RMB15,154 as of June 30, 2021 and 2022, respectively)	23,259	3,472	17,310
Total liabilities	203,885	30,439	147,602
Commitments and contingencies
EQUITY:
Ordinary shares (2,000,000,000 shares at US$0.001 each authorized, and 90,472,014 shares issued and outstanding as of June 30, 2021 and 2022)	600	90	600
Additional paid-in capital	224,694	33,546	224,694
Statutory reserves	23,314	3,481	23,103
Retained earnings	11,836	1,767	72,714
Accumulated other comprehensive loss	(393)	(59)	(810)
Total Puyi Inc.’s equity	260,051	38,825	320,301
Non-controlling interests
Total equity	260,051	38,825	320,301
Total liabilities and equity	¥ 463,936	$ 69,264	¥ 467,903